Empower Lifetime 2020 Fund Expense Example - Empower Lifetime 2020 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	563
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	986
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	$ 1,104